Investment Securities, Available-for-sale Securities, Amortized Cost and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	$ 429,360	$ 573,432
Gross Unrealized Gains	9,928	2,811
Gross Unrealized Losses	217	2,420
Fair Value	439,071	573,823
U. S. Government Sponsored Enterprises [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	20,000	104,895
Gross Unrealized Gains	0	36
Gross Unrealized Losses	32	419
Fair Value	19,968	104,512
State and Political Subdivisions [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	103	160
Gross Unrealized Gains	0	2
Gross Unrealized Losses	0	0
Fair Value	103	162
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	308,432	388,537
Gross Unrealized Gains	7,749	2,406
Gross Unrealized Losses	23	1,426
Fair Value	316,158	389,517
Corporate Bonds [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	59,185	30,164
Gross Unrealized Gains	916	367
Gross Unrealized Losses	162	95
Fair Value	59,939	30,436
Small Business Administration-Guaranteed Participation Securities [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	40,955	48,991
Gross Unrealized Gains	1,262	0
Gross Unrealized Losses	0	480
Fair Value	42,217	48,511
Other [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	685	685
Gross Unrealized Gains	1	0
Gross Unrealized Losses	0	0
Fair Value	$ 686	$ 685